Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.06%
Alabama–1.90%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 11,790	$ 13,824,370
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,466,030
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2042	10,005	11,419,690
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	15,000	16,743,022
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	5,953,015
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(e)(f)	5.50%	01/01/2043	900	598,417
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	6,000	8,859,949
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(b)	4.00%	12/01/2031	3,750	4,515,824
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	5,000	5,785,744
				72,166,061
Alaska–0.29%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	10,928,853
Arizona–2.56%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(g)	5.25%	07/01/2047	4,500	5,130,669
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	2,124,249
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(g)	5.50%	07/01/2036	5,840	6,763,590
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(g)	5.75%	07/15/2048	3,150	3,616,150
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,500	2,860,232
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,764,809
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,364,288
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(g)	5.00%	07/01/2036	2,500	2,813,837
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	1,095	1,247,735
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,071,434
Series 2012, RB	5.00%	06/01/2042	5,000	5,107,257
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	4,235	4,806,018
Series 2019, RB	5.00%	07/01/2049	13,155	16,254,627
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB(g)	4.75%	06/15/2037	2,000	2,047,664
Series 2017, RB(g)	5.00%	06/15/2052	5,000	5,125,852
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,087,320
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.25%	07/01/2048	5,000	5,220,247
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	21,270,303
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(g)	6.00%	07/15/2027	2,000	2,095,696
Series 2013 B, GO Bonds(g)	5.70%	07/15/2029	775	805,310
Series 2013 B, GO Bonds(g)	6.00%	07/15/2033	710	736,313
				97,313,600
Arkansas–0.25%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,500	3,102,387
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	$ 5,530	$ 6,211,552
				9,313,939
California–9.82%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,249,330
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(h)	5.00%	04/01/2056	12,000	14,730,542
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2031	40	34,815
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS - NATL)(j)	6.00%	04/01/2022	335	341,334
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,744,180
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	650	786,990
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	10,000	2,004,408
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	20,000	4,990,084
California (State of);
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,175,954
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	4,741,075
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,951,951
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,675,399
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,576,038
Series 2021, Ref. GO Bonds	4.00%	10/01/2041	5,000	6,075,930
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	02/01/2052	10,000	12,119,052
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	23,791,401
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,633,272
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,627	4,363,777
Series 2019 A-2, RB	4.00%	03/20/2033	2,911	3,358,053
Series 2021 A, RB	3.25%	08/20/2036	5,000	5,670,960
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.00%	01/01/2022	1,250	1,254,950
Series 2011, RB(a)(b)	5.75%	01/01/2022	450	452,054
Series 2011, RB	5.00%	01/01/2028	275	275,934
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	14,982,019
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(g)	5.00%	07/01/2030	3,160	3,388,823
Series 2012, RB(d)(g)	5.00%	07/01/2037	6,955	7,214,625
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	5,250	6,250,564
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,785,648
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,029,862
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2046	3,000	3,399,056
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(g)	5.00%	12/01/2041	6,475	7,439,457
Series 2016 A, RB(g)	5.25%	12/01/2056	6,150	7,079,042
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(j)	5.25%	10/01/2024	170	170,714
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(g)(i)	0.00%	06/01/2055	45,000	4,461,503
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2029	1,585	1,426,301
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(b)(i)	0.00%	08/01/2025	3,270	2,229,203
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	1,000	623,866
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	5,030	4,206,090
Series 2009 A, GO Bonds(i)	0.00%	08/01/2033	4,185	3,419,934
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	5.00%	06/01/2047	5,000	5,108,459
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(j)	5.00%	08/01/2026	2,000	2,402,137
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2034	$ 1,500	$ 1,184,240
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	25,000	9,724,057
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,368
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB(d)	5.00%	05/15/2046	6,000	7,020,781
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,841,934
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(i)(j)	0.00%	08/01/2035	3,260	2,464,976
Morongo Band of Mission Indians (The); Series 2018 A, RB(g)	5.00%	10/01/2042	4,800	5,694,761
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	6,965	8,025,983
Oakland (Port of), CA; Series 2012 P, Ref. RB(a)(b)(d)	5.00%	05/01/2022	2,000	2,039,503
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2037	1,170	843,136
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2038	4,770	3,341,752
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	5,010	3,407,625
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2040	5,260	3,472,797
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2041	5,520	3,529,243
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(i)	0.00%	08/01/2035	1,500	1,170,048
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(a)(b)	5.75%	06/01/2023	2,500	2,701,606
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	5,971,690
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(a)	6.50%	12/01/2021	2,000	2,000,000
Series 2011, RB(a)(b)	6.50%	12/01/2021	2,000	2,000,000
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,035	3,886,914
Series 2021 B, RB(d)	5.00%	07/01/2051	15,000	18,909,786
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(d)	5.25%	05/01/2048	14,190	17,380,684
Series 2019 A, RB(d)	5.00%	05/01/2039	5,000	6,186,350
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,573,262
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	5,629,360
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,593,448
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	22,000	9,850,775
Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,678,783
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,380	6,527,240
Tender Option Bond Trust Receipts/Certificates; Series 2018-XX1082, Class C, Revenue Ctfs.(c)(d)(h)	5.25%	05/15/2048	12,000	14,755,266
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(i)	0.00%	08/01/2026	1,250	1,199,320
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,498,242
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2027	7,865	7,328,001
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(j)	5.50%	09/01/2034	1,000	1,004,359
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2024	3,570	3,525,616
				372,882,692
Colorado–3.62%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,076,482
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds(a)(b)	5.00%	12/01/2021	1,000	1,030,000
Series 2017, Ref. GO Bonds(a)(b)	5.13%	12/01/2021	2,375	2,446,250
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(g)	5.00%	12/01/2049	1,600	1,754,633
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(g)	5.00%	12/01/2037	3,000	3,151,991
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(h)	5.00%	08/01/2044	15,770	19,385,821
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	6,116,192
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(l)(m)	0.01%	12/01/2052	13,860	13,860,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(b)	5.63%	06/01/2023	$ 2,500	$ 2,701,660
Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	4,274,029
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	7,020,838
Denver (City & County of), CO; Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	15,000	18,491,715
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	5,288,099
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,860,504
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,160,440
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,158,590
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds(a)(b)	5.00%	12/01/2021	1,250	1,287,500
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,203,670
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	38,582,126
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,495,248
				137,345,788
Connecticut–0.79%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,521,387
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,271,368
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	2,002,730
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(g)	5.00%	09/01/2046	3,990	4,413,028
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,080,671
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,366,878
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(g)	5.00%	07/01/2044	3,850	4,627,034
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,706,184
				29,989,280
Delaware–0.15%
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,791,070
District of Columbia–3.18%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(j)	5.00%	02/01/2031	945	948,107
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,860,460
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	1,180	1,436,124
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	7,125	8,713,179
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,400,037
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	06/15/2046	25,000	5,523,337
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	6,294,037
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	19,255,106
Series 2021 A, Ref. RB(d)	5.00%	10/01/2046	5,000	6,354,748
Series 2021 A, Ref. RB(d)	4.00%	10/01/2051	5,000	5,857,674
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(i)(j)	0.00%	10/01/2037	17,565	10,332,580
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	13,929,494
Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	13,890,619
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	18,177,305
				120,972,807
Florida–8.18%
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	5,030	5,771,327
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,833,709
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	5,708,383
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(g)	5.00%	12/15/2050	$ 2,000	$ 2,148,937
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(g)	5.00%	07/01/2037	2,765	2,921,211
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(e)(f)(g)	7.25%	05/15/2026	1,000	680,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(e)(f)(g)	7.75%	05/15/2035	2,500	1,700,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,496,297
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,694,689
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	585	616,528
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,844,430
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(g)	7.38%	01/01/2049	15,500	16,907,366
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(g)	6.00%	06/15/2035	2,935	3,341,608
Series 2020 C, Ref. RB(g)	5.00%	09/15/2050	2,200	2,435,723
Greater Orlando Aviation Authority;
Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	11,524,760
Series 2019 A, RB(d)	5.00%	10/01/2049	10,000	12,264,298
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,882,649)(f)	6.00%	04/01/2038	6,000	2,952,251
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	18,219,084
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,235	4,942,054
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,542,147
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	3,399,761
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,691,548
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,193,388
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,115,614
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,149,761
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,078,486
Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	3,800	3,952,380
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	7,161,847
Series 2019 B, RB	4.00%	10/01/2049	15,000	17,356,216
Series 2020 A, RB	4.00%	07/01/2050	5,000	5,810,493
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2046	8,000	9,307,647
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	28,000	32,459,865
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	10,773,419
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(j)	5.00%	07/01/2035	3,350	3,419,672
Miami-Dade (County of), FL Water & Sewer System; Series 2021, RB	4.00%	10/01/2051	5,000	5,897,094
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	12,294,934
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(d)	5.00%	10/01/2047	8,570	10,301,268
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,500	3,098,514
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	10,170	11,672,365
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,331,275
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,529,157
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,895,543
Reunion East Community Development District; Series 2005, RB(e)(n)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	5,074,689
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2040	$ 1,000	$ 550,349
Series 2020 A, RB(i)	0.00%	09/01/2041	1,000	525,455
Series 2020 A, RB(i)	0.00%	09/01/2042	1,025	513,704
Series 2020 A, RB(i)	0.00%	09/01/2045	1,950	855,473
Series 2020 A, RB(i)	0.00%	09/01/2049	2,600	955,152
Series 2020 A, RB(i)	0.00%	09/01/2053	2,600	794,559
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(j)	6.00%	10/01/2029	3,000	4,094,141
				310,798,573
Georgia–1.96%
Atlanta (City of), GA; Series 2015, RB(c)	5.00%	11/01/2040	18,420	21,122,981
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	3,407,076
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,497,908
Series 2019 A, RB	5.00%	01/01/2049	5,000	6,079,758
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	9,205,173
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(g)	5.88%	06/15/2047	1,680	1,932,055
Series 2017 A, RB(g)	6.00%	06/15/2052	1,530	1,765,035
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,616,448
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,697,862
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(g)	5.00%	11/01/2037	5,250	5,878,388
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(g)	4.00%	01/01/2038	7,210	8,137,366
				74,340,050
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,451,451
Hawaii–0.20%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,294,985
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	4,500	4,813,646
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,554,398
				7,663,029
Illinois–9.18%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	865	866,915
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	671	664,067
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,801,152
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,724,799
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,618,384
Series 2011 A, RB(a)(b)	5.00%	01/01/2022	1,000	1,003,923
Series 2014, RB	5.00%	11/01/2044	1,905	2,121,226
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,111,127
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,300,791
Series 2017 A, RB (INS - AGM)(j)	5.25%	01/01/2042	2,000	2,415,469
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	10,542,808
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,962,730
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(g)	7.00%	01/15/2029	2,763	2,766,440
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,250	1,252,637
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	339	263,234
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	5,000	5,259,861
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,956,449
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(a)(b)(d)	5.00%	01/01/2022	$ 5,000	$ 5,019,306
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,913,835
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,560,401
Series 2017 D, RB(c)(d)	5.00%	01/01/2042	6,500	7,653,662
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	8,835,075
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	504	504,237
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,832,547
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,262,490
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	3,587,988
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	7,365,572
Series 2011 B, GO Bonds(a)(b)(c)	5.00%	12/01/2024	15,000	15,030,119
Series 2015 A, GO Bonds(a)(b)(c)	5.00%	12/01/2044	12,000	13,639,783
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,726,151
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,538,889
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(b)(c)(h)	5.25%	12/01/2021	12,000	12,000,000
Series 2014, RB	5.00%	12/01/2044	8,195	9,210,197
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	551,931
Illinois (State of);
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,291,478
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,905,458
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	5,159,370
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	6,008,747
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	13,142,257
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	3,362,781
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	3,399,041
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	7,986,111
Series 2021 A, GO Bonds	5.00%	03/01/2046	4,300	5,340,231
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	5,133,820
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,865	2,099,852
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,290	1,452,445
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,271,768
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(a)	6.25%	04/15/2022	225	230,073
Series 1992 C, RB(a)	6.25%	04/15/2022	260	265,714
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,865,554
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,507,950
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	784	785,014
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,200,550
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	1,050	1,206,838
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	2,355	2,726,845
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,833,595
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,186,391
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,662,658
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	11,498,207
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB(a)	5.65%	06/15/2022	1,905	1,959,808
Series 2002, Ref. RB(a)	5.65%	06/15/2022	16,340	16,810,113
Series 2002, Ref. RB(a)	5.65%	06/15/2022	1,755	1,805,493
Series 2012 A, RB(a)	5.00%	06/15/2042	3,175	3,255,299
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	7,459,115
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	$ 2,630	$ 2,875,220
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	2,395	2,613,920
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,391,505
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	16,196,672
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(n)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	9,465,530
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	6,241,118
				348,625,736
Indiana–0.85%
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(j)	5.00%	10/01/2046	15,000	17,731,716
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,215,570
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,241,195
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,540,750
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,015,021
Series 2016, RB	5.00%	07/01/2041	1,500	1,768,876
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,663,640
				32,176,768
Iowa–0.66%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Ref. RB(b)	5.25%	12/01/2037	8,140	8,846,318
Series 2019, Ref. RB	3.13%	12/01/2022	995	1,009,060
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,399,373
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,205,522
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	2,086,357
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,925	3,379,371
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	17,350	3,243,638
				25,239,672
Kansas–0.37%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,150,514
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,671,515
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	7,217,228
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,571,414
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,312,499
				13,923,170
Kentucky–2.77%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	534,805
Series 2019, Ref. RB	4.00%	02/01/2036	380	435,981
Series 2019, Ref. RB	4.00%	02/01/2037	375	429,322
Series 2019, Ref. RB	4.00%	02/01/2038	375	428,586
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,429,325
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,705,301
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,954,009
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2045	15,300	18,745,064
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$ 1,700	$ 1,910,661
Series 2015 A, RB	5.00%	07/01/2040	12,705	14,263,201
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,680,539
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	10,458,540
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	15,086,810
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,590,133
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2042	5,870	6,402,759
Series 2013, VRD RB (LOC - PNC Bank N.A.)(l)(m)	0.05%	10/01/2043	10,000	10,000,000
				105,055,036
Louisiana–1.49%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2038	6,000	7,187,961
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,222,612
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	13,973,964
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	605	673,823
Series 2015, RB(a)(b)	5.00%	12/01/2025	3,000	3,526,968
Series 2015, RB(a)(b)	5.00%	12/01/2025	5,500	6,466,108
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2048	5,000	6,145,525
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	4,000	4,136,129
Series 2017, Ref. RB(b)	2.38%	07/01/2026	4,000	4,221,681
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,040,098
				56,594,869
Maine–0.16%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	5,700	6,123,656
Maryland–2.02%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,575,838
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,866,660
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	2,006,392
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,860,797
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB(a)(b)	6.13%	01/03/2022	4,000	4,019,831
Series 2011 A, RB(a)(b)	6.25%	01/03/2022	3,175	3,191,082
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(g)	5.13%	07/01/2037	1,265	1,395,996
Series 2017 A, RB(g)	5.25%	07/01/2047	4,295	4,693,393
Series 2017 A, RB(g)	5.38%	07/01/2052	1,530	1,677,489
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,834,588
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	6,049,517
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	3,500	4,075,364
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,896,046
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,497,693
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	11,759,211
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,140,560
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,255,664
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	$ 3,500	$ 3,782,904
				76,579,025
Massachusetts–1.58%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(i)	0.00%	07/01/2031	13,000	10,724,547
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,833,927
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,523,831
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,399,610
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,976,910
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	6,035,899
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,770,403
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,211,958
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	979,202
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,898,574
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(a)(b)	5.25%	07/01/2022	1,050	1,080,795
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	4,949,844
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,235,618
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	8,537,973
				60,159,091
Michigan–2.25%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,757,879
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,699,066
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	18,015,010
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	4.00%	10/15/2049	7,000	8,182,879
Michigan (State of) Finance Authority;
Series 2014 C-1, RB(a)(b)	5.00%	07/01/2022	2,720	2,796,478
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,000	2,414,049
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,373,272
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,062,188
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,506,946
Series 2014 D-1, Ref. RB (INS - AGM)(j)	5.00%	07/01/2037	2,000	2,216,650
Series 2014 D-2, Ref. RB (INS - AGM)(j)	5.00%	07/01/2027	4,000	4,481,447
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,508,796
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,252,187
Oakland University Board of Trustees;
Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(l)(m)	0.04%	03/01/2031	5,850	5,850,000
Series 2016, RB	5.00%	03/01/2041	5,000	5,809,691
Series 2016, RB	5.00%	03/01/2047	2,500	2,903,281
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	1,500	1,567,582
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,566,811
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,615,207
				85,579,419
Minnesota–0.31%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,446,881
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,289,174
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	$ 1,000	$ 1,043,881
				11,779,936
Mississippi–0.74%
Jackson (County of), MS (Chevron U.S.A., Inc.);
Series 1993, Ref. VRD RB(l)	0.02%	06/01/2023	3,500	3,500,000
Series 1993, Ref. VRD RB(l)	0.02%	06/01/2023	1,100	1,100,000
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(l)	0.02%	12/01/2030	2,205	2,205,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 G, VRD RB(l)	0.02%	11/01/2035	1,500	1,500,000
Series 2010 I, VRD IDR(l)	0.02%	11/01/2035	14,915	14,915,000
West Rankin Utility Authority; Series 2018, RB(a)(b)	5.00%	01/01/2028	4,050	5,042,947
				28,262,947
Missouri–1.95%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(d)(j)	5.00%	03/01/2049	11,975	14,506,867
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(g)	5.00%	04/01/2046	1,150	1,198,496
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(g)	5.00%	02/01/2040	1,500	1,534,540
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	3,199,832
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,862,359
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,456,690
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,316,151
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,617,190
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	30,168,573
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,864,557
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,396,106
				74,121,361
Montana–0.08%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,863,743
Nebraska–0.86%
Central Plains Energy Project (No. 3);
Series 2012, RB(o)	5.00%	09/01/2032	4,900	5,070,550
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	7,046,015
Series 2017 A, Ref. RB	5.00%	09/01/2042	10,000	14,768,287
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,907,350
				32,792,202
Nevada–0.48%
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	14,877,958
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(g)	5.00%	07/15/2047	2,900	3,196,904
				18,074,862
New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	6,336	7,555,532
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(g)	3.75%	07/02/2040	1,205	1,270,659
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(b)(g)	3.63%	07/02/2040	740	777,413
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(a)(b)	5.00%	01/01/2022	$ 6,000	$ 6,023,414
				15,627,018
New Jersey–4.94%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	7,500	9,173,675
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(d)	5.00%	12/01/2024	2,365	2,513,590
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,785,926
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	4,120	5,010,163
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,155,028
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(j)	5.50%	09/01/2022	7,500	7,791,320
Series 2005, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2024	3,885	4,398,528
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,174,395
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,072,406
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,023,922
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,070,528
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,314,449
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	688,716
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,425,067
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,650,818
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,740,371
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,267,750
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(i)(j)	0.00%	12/15/2026	10,000	9,437,761
Series 2006 C, RB (INS - NATL)(i)(j)	0.00%	12/15/2031	7,410	6,130,598
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,195,740
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,858,390
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,863,722
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	8,631,052
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2030	5,000	5,868,138
Series 2018 A, Ref. RN(c)(h)	5.00%	06/15/2031	7,500	8,781,187
Series 2019, RB	5.25%	06/15/2043	5,000	6,126,810
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	3,146,546
Series 2020 AA, RB	4.00%	06/15/2045	2,385	2,722,121
Series 2020 AA, RB	4.00%	06/15/2050	2,700	3,065,638
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	11,839,593
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,816,573
Series 2019 A, RB	4.00%	01/01/2048	10,285	11,861,896
Series 2021 A, RB	4.00%	01/01/2051	2,750	3,236,320
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,759,365
				187,598,102
New Mexico–0.04%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,377,385
New York–11.38%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(i)	0.00%	07/15/2035	5,000	3,564,637
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,858,199
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	8,000	9,017,975
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038	$ 3,025	$ 3,192,622
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,174,473
Series 2020 A-2, RB	4.00%	02/01/2022	5,000	5,030,577
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(l)(m)	0.02%	11/15/2050	5,000	5,000,000
Subseries 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(l)(m)	0.05%	11/15/2046	6,220	6,220,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	4,138,374
Series 2019 C, RB (INS - AGM)(j)	4.00%	11/15/2045	10,000	11,648,128
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,849,250
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	11,342,356
Series 2020, Ref. RB	4.00%	11/15/2045	5,000	5,697,628
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,682,817
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	5,608,985
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	2,249,579
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,883,376
Series 2019, RB(d)	5.00%	11/01/2044	6,500	7,965,795
New York (City of), NY;
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,755,039
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,748,712
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	12,724,253
Subeeries 2019 A-1, GO Bonds	4.00%	08/01/2040	11,930	13,971,349
Subseries 2015 F, VRD GO Bonds(l)	0.01%	06/01/2044	5,400	5,400,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(l)	0.02%	10/01/2042	10,000	10,000,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(l)	0.02%	06/15/2044	7,680	7,680,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	6,000	7,032,833
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	5,927,761
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	13,673,829
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,644,654
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(c)	5.00%	06/15/2045	28,610	29,345,429
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	13,270,617
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	15,000	17,568,621
Series 2020 D, Ref. RB	4.00%	02/15/2047	11,000	12,772,468
New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	13,198,514
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(l)(m)	0.02%	11/01/2046	5,000	5,000,000
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	5,871,771
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	11,474,894
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	11,405	12,463,611
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	8,488,846
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	8,275,389
New York State Urban Development Corp.;
Series 2019 A, Ref. RB	4.00%	03/15/2042	10,080	11,802,944
Series 2020 A, RB	5.00%	03/15/2042	800	1,024,267
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(d)	5.00%	12/01/2036	1,000	1,256,937
Series 2020 A, Ref. RB(d)	4.00%	12/01/2041	1,300	1,484,627
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	20,990	21,039,180
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	6,970	8,361,015
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,475,890
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	16,459,152
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	$ 1,535	$ 1,550,646
Series 2005 A, RB(g)(i)	0.00%	08/15/2045	57,500	14,587,790
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	4,500	5,738,336
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	9,218,924
				432,413,069
North Carolina–0.71%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 G, VRD RB(l)	0.01%	01/15/2048	2,000	2,000,000
Series 2018 H, VRD RB(l)	0.01%	01/15/2048	1,000	1,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(l)	0.01%	01/15/2037	4,400	4,400,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	5,975,302
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	925	933,939
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,191,043
Series 2020, RB	5.00%	10/01/2045	1,000	1,121,653
Series 2020, RB	5.00%	10/01/2050	1,500	1,678,193
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,489,583
				26,789,713
North Dakota–0.41%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,847,404
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,914,450
				15,761,854
Ohio–4.30%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,020,393
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,913,623
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,562,590
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,630	27,132,392
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	21,475	3,543,117
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,946,147
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,992,936
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	265	274,859
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,613,955
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(i)(j)	0.00%	11/15/2025	2,895	2,783,214
Series 2012 A, Ref. RB(a)(b)	5.00%	01/01/2022	5,000	5,019,719
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,844,494
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,383,395
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,506,119
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB(a)(b)	5.50%	06/01/2022	6,000	6,158,707
Series 2012, RB	5.25%	06/01/2027	3,295	3,368,491
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	7,095,051
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,845,323
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	14,867,960
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	19,949,087
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(l)(m)	0.05%	11/15/2045	5,000	5,000,000
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,037,409
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,286,412
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	$ 2,845	$ 2,849,008
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,252,124
				163,246,525
Oklahoma–0.83%
Oklahoma (State of) Development Finance Authority; Series 2018 B, RB(c)(h)	5.50%	08/15/2057	6,000	7,411,484
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	10,407,985
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2052	2,000	30,000
Series 2017, RB(e)	5.25%	08/01/2057	2,610	39,150
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	7,500	7,968,417
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,594,761
				31,451,797
Oregon–0.81%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,181,779
Series 2018 A, RB	5.00%	05/15/2052	500	542,100
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,101,949
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,375,809
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,645,232
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	3,236,356
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB(a)(b)	5.25%	05/01/2022	2,000	2,040,553
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	570	571,531
Portland (Port of), OR; Series 2020 A, RB(d)	5.00%	07/01/2045	10,000	12,373,259
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,534,030
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,021,029
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,017,478
				30,641,105
Pennsylvania–3.08%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(d)	5.00%	01/01/2051	15,000	18,630,870
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,458,181
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(l)(m)	0.05%	06/01/2037	3,055	3,055,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	1,080	1,101,406
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,490,606
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	7,995	10,019,911
Series 2020 B, RB	5.00%	12/01/2045	4,000	5,116,583
Series 2020 B, RB	5.00%	12/01/2050	3,000	3,828,471
Series 2021 A, RB	4.00%	12/01/2046	1,000	1,162,459
Series 2021 A, RB	4.00%	12/01/2050	8,500	9,817,772
Subseries 2014 A-2, RB(k)	5.13%	12/01/2040	5,500	6,105,947
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	11,283,245
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	8,903,881
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,337,087
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	5,530	5,691,390
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	4,168,199
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(j)	5.00%	06/01/2026	$ 2,360	$ 2,817,686
				116,988,694
Puerto Rico–1.46%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,450	6,622,622
Series 2002, RB	5.63%	05/15/2043	1,250	1,257,339
Series 2008 B, RB(i)	0.00%	05/15/2057	260,000	14,438,840
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2030	2,700	2,923,973
Series 2012 A, RB(e)	5.00%	07/01/2042	5,525	5,442,125
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	2,500	2,712,248
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	4,100	4,425,841
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,531,624
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,797,816
Series 2018 A-1, RB(i)	0.00%	07/01/2046	10,000	3,344,034
Series 2018 A-1, RB(i)	0.00%	07/01/2051	25,000	6,051,067
Series 2018 A-1, RB	4.75%	07/01/2053	4,500	5,099,936
				55,647,465
South Carolina–1.27%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB(a)	5.00%	10/01/2031	2,120	2,153,692
Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,354,333
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB(a)(b)	5.00%	12/01/2021	500	500,000
Series 2011 D, Ref. RB(a)(b)	5.75%	12/01/2021	1,000	1,000,000
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	2,060,813
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	3,016,417
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	4,167,557
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	11,583,462
South Carolina (State of) Public Service Authority;
Series 2015 E, RB	5.25%	12/01/2055	7,365	8,609,661
Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	4,206,094
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,480,108
				48,132,137
Tennessee–1.89%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,590,634
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,175	6,173,660
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,500	1,539,497
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,100	1,128,965
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	2,000	2,052,663
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	9,412,819
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,799,330
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	9,677,302
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,082,905
Series 2014, RB	5.25%	12/01/2044	1,165	1,258,713
Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	20,000	20,920,820
				71,637,308
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–8.39%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	$ 15,000	$ 17,951,015
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(n)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,094,697
Central Texas Regional Mobility Authority; Series 2021 B, RB	4.00%	01/01/2051	5,000	5,802,690
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,158,580
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,281,094
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,781,891
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB(a)(b)	5.25%	12/17/2021	4,000	4,008,448
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,374,124
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,652,711
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(i)	0.00%	08/15/2023	2,000	1,987,937
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	15,654,376
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	11,653,583
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(l)	0.01%	11/01/2041	25,815	25,815,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(j)	5.25%	08/15/2031	6,665	9,164,278
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(l)	0.01%	12/01/2041	22,560	22,560,000
Houston (City of), TX; Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	7,052,744
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	4,543,372
Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,758,724
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2026	8,750	8,224,544
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2027	3,600	3,310,661
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,084,083
Lower Colorado River Authority;
Series 2012 A, Ref. RB(a)(b)	5.00%	05/15/2022	10	10,213
Series 2012 A, Ref. RB(a)	5.00%	05/15/2030	4,585	4,683,645
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,008,005
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(l)	0.02%	11/01/2038	15,275	15,275,000
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB (Acquired 08/27/2014; Cost $1,770,403)(e)(f)	5.13%	02/15/2030	1,750	1,365,001
Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $2,136,775)(e)(f)	5.13%	02/15/2042	2,135	1,665,300
Series 2016, Ref. RB (Acquired 05/08/2018; Cost $289,538)(e)(f)	5.00%	02/15/2030	280	218,400
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(g)	4.63%	10/01/2031	2,500	2,629,730
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,989,662
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community); Series 2021 A-1, RB	7.50%	11/15/2037	15	15,014
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,214,184
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,445,172
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,325,048
Series 2016 A, RB	5.38%	11/15/2036	865	930,409
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,338,099
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,544,019
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	5,451,691
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	3,000	3,297,492
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,690,941
Series 2016, RB	5.00%	01/01/2036	3,400	3,880,547
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2028	$ 12,800	$ 11,813,280
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2029	2,165	1,953,521
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2031	4,710	4,051,163
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,255,725
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(a)	6.75%	11/15/2024	595	665,236
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	420,571
Series 2016, RB	5.75%	09/15/2036	150	156,495
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	5,000	5,974,752
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2032	1,250	1,254,873
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2037	1,000	1,003,981
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 07/27/2007-11/06/2007; Cost $333,013)(e)(f)	5.75%	12/31/2049	345	196,650
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(e)(f)	5.75%	02/15/2025	1,485	1,039,500
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(e)(f)	5.75%	02/15/2029	1,500	1,050,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(e)(f)	6.38%	02/15/2048	1,000	700,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(e)(f)	6.38%	02/15/2052	5,000	3,500,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	589,842
Series 2020, Ref. RB	6.75%	11/15/2051	500	587,544
Series 2020, Ref. RB	6.88%	11/15/2055	500	589,663
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2045	4,000	1,492,379
Series 2019, RB(i)	0.00%	08/01/2046	3,180	1,126,597
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	7,670	4,423,969
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	9,995	5,494,307
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(i)(j)	0.00%	08/15/2027	970	919,608
Series 2002, RB(a)(i)	0.00%	08/15/2027	30	28,350
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	10,000	11,847,206
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	6,598,161
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	7,550	8,458,730
Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,575,731
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	9,313,475
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,868,057
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(j)	5.38%	11/15/2024	1,000	1,023,107
				318,864,601
Utah–1.21%
Mida Mountain Village Public Infrastructure District; Series 2021, RB(g)	4.00%	08/01/2050	3,000	3,120,756
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	6,800	8,599,909
Series 2021 A, RB(d)	4.00%	07/01/2051	15,200	17,632,815
Salt Lake City Corp.; Series 2017 A, RB(c)(d)(h)	5.00%	07/01/2042	14,000	16,736,798
				46,090,278
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.16%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	$ 2,675	$ 2,681,960
Series 2010 A, RB	5.00%	10/01/2025	820	822,133
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,757,155
				6,261,248
Virginia–1.71%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,177,492
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	760,376
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,085,460
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	23,970,719
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,003,036
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(d)	5.00%	07/01/2034	5,000	5,019,012
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)	5.00%	07/01/2027	4,465	4,580,520
Series 2012, RB(d)	5.50%	01/01/2042	4,920	5,060,066
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(d)	5.00%	07/01/2034	6,735	6,760,608
Series 2012, RB(d)	5.00%	01/01/2040	2,535	2,544,472
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	8,915,988
				64,877,749
Washington–3.27%
Energy Northwest (Columbia Generating Station); Series 2021, Ref. RB	4.00%	07/01/2042	15,000	18,095,134
Seattle (Port of), WA;
Series 2018 A, RB(c)(d)	5.00%	05/01/2043	21,000	24,680,678
Series 2021 C, Ref. RB(d)	5.00%	08/01/2046	10,000	12,687,909
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,564,274
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(h)	5.00%	07/01/2048	15,000	18,055,847
Series 2018, RB	5.00%	07/01/2048	20,000	23,868,444
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,921	8,029,305
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	7,255	7,503,484
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(g)	6.50%	07/01/2030	800	871,637
Series 2015 A, RB(g)	6.75%	07/01/2035	820	898,796
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(g)	5.00%	01/01/2036	1,875	2,053,145
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(g)	5.00%	07/01/2048	2,000	2,129,271
Series 2018 A, Ref. RB(g)	5.00%	07/01/2053	1,500	1,593,690
				124,031,614
West Virginia–0.22%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(g)	5.50%	06/01/2037	2,500	2,863,634
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(g)	6.75%	02/01/2026	4,035	4,083,863
Series 2018, RB(d)(g)	8.75%	02/01/2036	1,300	1,386,733
				8,334,230
Wisconsin–2.64%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	6.75%	08/01/2031	3,000	3,203,699
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(h)	5.00%	03/01/2041	10,000	11,628,428
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	$ 4,000	$ 4,640,779
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(g)	5.00%	03/01/2052	1,075	1,183,730
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	23,150	8,374,612
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	11,870	3,444,647
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,708,551
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(l)(m)	0.04%	08/15/2034	2,660	2,660,000
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	945	948,326
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,454,189
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB(a)(b)	5.00%	09/15/2023	1,000	1,082,721
Series 2018 A, RB(a)(b)	5.00%	09/15/2023	5,000	5,413,604
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	7.00%	12/01/2050	6,100	6,705,596
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	2,500	2,743,957
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,242,056
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.25%	01/01/2038	5,250	4,220,318
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,970,924
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,754,046
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,350,898
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,425,895
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,227,322
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (Acquired 10/20/2016-06/07/2018; Cost $7,239,282)(f)(g)	5.25%	12/01/2039	7,285	7,820,761
				100,205,059
Wyoming–0.22%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(b)(c)	5.00%	01/01/2047	7,000	8,498,648
TOTAL INVESTMENTS IN SECURITIES(p)–108.06% (Cost $3,762,422,097)					4,104,384,285
FLOATING RATE NOTE OBLIGATIONS–(7.65)%
Notes with interest and fee rates ranging from 0.57% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057(q)				(290,700,000)
OTHER ASSETS LESS LIABILITIES–(0.41)%					(15,421,373)
NET ASSETS–100.00%					$3,798,262,912
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $18,389,549, which represented less than 1% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $23,486,280, which represented less than 1% of the Fund’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $248,686,544, which represented 6.55% of the Fund’s Net Assets.
(h)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $77,115,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $497,706,433 are held by TOB Trusts and serve as collateral for the $290,700,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,103,956,045	$428,240	$4,104,384,285
Invesco Municipal Income Fund